STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - North America 401(k) Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Investments, at fair value	$ 3,639,476,068	$ 3,176,427,504
Stable value investment at contract value	945,584,172	980,609,332
Contributions receivable - employer	84,233,793	81,075,294
Notes receivable from participants	138,231,078	132,219,515
Receivable for securities sold	2,236,152	328,115
Total assets	4,809,761,263	4,370,659,760
LIABILITIES:
Payable for securities purchased	521,907	993,663
Accrued administrative expenses	399,758	647,224
Total liabilities	921,665	1,640,887
NET ASSETS AVAILABLE FOR BENEFITS	$ 4,808,839,598	$ 4,369,018,873